Borrowings and financial liabilities - Issuance of non-convertible notes to ATLAS (Details) - EUR (€) € in Thousands		12 Months Ended
	Nov. 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2022	Dec. 20, 2021	Sep. 20, 2021	Jun. 30, 2021	May 27, 2021	Aug. 28, 2020	Jun. 19, 2020	Apr. 30, 2020	Apr. 29, 2020
Disclosure of financial liabilities [line items]
Balance at beginning of period		€ 23,037
(+) Gross proceed Tr A & B	€ 677	20,484	€ 8,730	€ 6,920
(+/-) Fair value of derivative instruments		(125)	(453)	€ (350)
Balance at end of period		28,863	23,037
Amount of agreement	€ 10,000							€ 32,000				€ 24,000
Principal amount of loan outstanding		€ 15,000	9,000		€ 4,000			€ 4,000
Commitment fee withheld from proceeds			375
Subscription price as percentage of nominal value		97.00%
Other issuance costs			€ 66
Discount Rate on Issue of Notes		3.00%
Discount on Issue of Bond		€ 450
Non-convertible Bonds to ATLAS [Member]
Disclosure of financial liabilities [line items]
(+) Gross proceed Tr A & B		14,550
Subscription price as percentage of nominal value			97.00%
Convertible notes to Atlas [member]
Disclosure of financial liabilities [line items]
(-) Repayment			€ (863)
(+) Gross proceed Tr A & B		14,550	8,730
(+/-) Change in the fair value of financial liabilities		(3,017)	4,776
Conversion		(10,940)	€ (12,643)
Balance at end of period		€ 6,627
Subscription price as percentage of nominal value		97.00%
ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding													€ 3,000
ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding											€ 3,000
ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding										€ 3,000
Discount on Issue of Bond		€ 125
ATLAS Tranche 4 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding									€ 3,000
Atlas Tranche 6 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding							€ 3,000
Atlas Tranche 8 Member
Disclosure of financial liabilities [line items]
Principal amount of loan outstanding						€ 3,000